Accrued Expenses	12 Months Ended
Dec. 31, 2016
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 11: ACCRUED EXPENSES
Accrued expenses as of December 31, 2016 and December 31, 2015 consisted of the following:

	December 31, 2016	December 31, 2015
Accrued voyage expenses	$1,369	$485
Accrued loan interest	8,800	9,026
Accrued legal and professional fees	878	291
Total accrued expenses	$11,047	$9,802

In December 2015 and during 2016, the Compensation Committee of Navios Acquisition authorized and approved an aggregate cash payment of $4,010 subject to fulfillment of certain service conditions that were provided and completed during 2016 and an additional $1,000 to the directors and/or officers of the Company subject to fulfillment of certain service conditions in 2017. As of December 31, 2016, an accrued amount of $750 is included in accrued legal and professional fees and an amount of $3,260 was paid during 2016. The total amount of $4,010, $2,750 and $0 was recorded in general and administrative expenses on the statements of income for the years ended December 31, 2016, 2015 and 2014, respectively.